Investment Risks	Feb. 28, 2026
Congress Mid Cap Growth Fund | Small And Medium Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
Congress Mid Cap Growth Fund | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Congress Mid Cap Growth Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Congress Mid Cap Growth Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
◦Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile

Congress Mid Cap Growth Fund | Sector-Focus Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
Congress Mid Cap Growth Fund | Sector-Focus Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile
Congress Mid Cap Growth Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress Mid Cap Growth Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Congress Mid Cap Growth Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Congress Mid Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Mid Cap Fund.
Congress Large Cap Growth Fund | Small And Medium Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
Congress Large Cap Growth Fund | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Congress Large Cap Growth Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Congress Large Cap Growth Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Congress Large Cap Growth Fund | Sector-Focus Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
Congress Large Cap Growth Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress Large Cap Growth Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Congress Large Cap Growth Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Congress Large Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the Large Cap Fund.
Congress Small Cap Growth Fund | Small And Medium Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
Congress Small Cap Growth Fund | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Congress Small Cap Growth Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Congress Small Cap Growth Fund | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
◦Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile

Congress Small Cap Growth Fund | Sector-Focus Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
Congress Small Cap Growth Fund | Sector-Focus Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile
Congress Small Cap Growth Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress Small Cap Growth Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Congress Small Cap Growth Fund | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Congress Small Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.
Congress SMid Growth ETF | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Congress SMid Growth ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Congress SMid Growth ETF | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile

Congress SMid Growth ETF | Sector-Focus Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk: Industrial-related infrastructure assets may be adversely affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these assets and their ability to repay their debts. The industrials sector may also be adversely affected by changes or trends in commodity prices, which can be highly volatile
Congress SMid Growth ETF | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress SMid Growth ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Congress SMid Growth ETF | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Congress SMid Growth ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress SMid Growth ETF | Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Congress SMid Growth ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Congress SMid Growth ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress SMid Growth ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Congress SMid Growth ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Congress SMid Growth ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Congress SMid Growth ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress SMid Growth ETF | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Congress SMid Growth ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Congress SMid Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the SMid Fund.
Congress Large Cap Growth ETF | Small And Medium Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.
Congress Large Cap Growth ETF | Growth Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
Congress Large Cap Growth ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Congress Large Cap Growth ETF | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
◦Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Congress Large Cap Growth ETF | Sector-Focus Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
Congress Large Cap Growth ETF | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress Large Cap Growth ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares. GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Congress Large Cap Growth ETF | Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Companies Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Congress Large Cap Growth ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress Large Cap Growth ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress Large Cap Growth ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Congress Large Cap Growth ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Congress Large Cap Growth ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Congress Large Cap Growth ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress Large Cap Growth ETF | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
Congress Large Cap Growth ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Congress Large Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of your investment in the Large Cap Fund.
Congress Intermediate Bond ETF | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
Congress Intermediate Bond ETF | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Congress Intermediate Bond ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Congress Intermediate Bond ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk: The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress Intermediate Bond ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Congress Intermediate Bond ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Congress Intermediate Bond ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Congress Intermediate Bond ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Congress Intermediate Bond ETF | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to. With respect to investments in other ETFs, those are also subject to the risks discussed above under “ETF Risks.”
Congress Intermediate Bond ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision.
Congress Intermediate Bond ETF | Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risks:
◦Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
◦Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
◦Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
◦Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
◦Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
Congress Intermediate Bond ETF | Debt Securities Risks, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
Congress Intermediate Bond ETF | Debt Securities Risks, Defaulted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
Congress Intermediate Bond ETF | Debt Securities Risks, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Congress Intermediate Bond ETF | Debt Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Congress Intermediate Bond ETF | Debt Securities Risks, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
Congress Intermediate Bond ETF | High Yield Securities (“Junk Bond”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
Congress Intermediate Bond ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk: The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.
Congress Intermediate Bond ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones and, if the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss.
Congress Intermediate Bond ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve liquidity.
Congress Intermediate Bond ETF | U.S. Government And Agency Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and Agency Issuer Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Congress Intermediate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Intermediate Bond Fund.